Description of the business and summary of material accounting policy information	12 Months Ended
Dec. 31, 2025
Description Of Business And Summary Of Material Accounting Policy Information
Description of the business and summary of material accounting policy information

1. Description of the business and summary of material accounting policy information

Controladora Vuela Compañía de Aviación, S.A.B. de C.V. (“Controladora”) was incorporated in Mexico in accordance with the laws of Mexico on October 27, 2005. These consolidated financial statements comprise the Controladora and its subsidiaries (together referred to as the “Company”).

Controladora is domiciled in Mexico City at Av. Antonio Dovali Jaime No. 70, 13th Floor, Tower B, Colonia Zedec Santa Fe, Mexico City, Mexico, 01210.

The Company, through its subsidiary Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V. (“Concesionaria”), has a concession to provide air transportation services for passengers, cargo and mail throughout Mexico and abroad.

Concesionaria’s concession was granted by the Mexican federal government through the Mexican Infrastructure, Communications and Transportation Ministry (Secretaría de Infraestructura, Comunicaciones y Transportes) on May 9, 2005 initially for a period of five years and was extended on February 17, 2010 for an additional period of ten years. On February 24, 2020, Concesionaria’s concession was extended for a 20-year term starting on May 9, 2020.

Concesionaria made its first commercial flight as a low-cost airline on March 13, 2006. Concesionaria operates under the trade name of “Volaris”. On June 11, 2013, Controladora Vuela Compañía de Aviación, S.A.P.I. de C.V. changed its corporate name to Controladora Vuela Compañía de Aviación, S.A.B. de C.V.

On September 23, 2013, the Company completed its dual listing Initial Public Offering on the New York Stock Exchange (“NYSE”) and on the Mexican Stock Exchange (Bolsa Mexicana de Valores, or “BMV”), and on September 18, 2013 its shares started trading under the ticker symbol “VLRS” and “VOLAR”, respectively.

On November 16, 2015, certain shareholders of the Company completed a secondary follow-on equity offering on the NYSE.

On December 11, 2020, the Company announced the closing of an upsized primary follow-on equity offering in which the Company offered 134,000,000 of its Ordinary Participation Certificates (Certificados de Participación Ordinarios), or CPOs, in the form of American Depositary Shares, or ADSs, at a price to the public of US$11.25 per ADS in the United States and other countries outside of Mexico, pursuant to the Company’s shelf registration statement filed with the Securities and Exchange Commission (the “SEC”). In connection with the offering, the underwriters exercised their option to purchase up to 20,100,000 additional CPOs in the form of ADSs. Each ADS represents 10 CPOs and each CPO represents a financial interest in one Series A share of common stock of the Company.

On November 9, 2016, the Company, through its subsidiary Vuela Aviación, S.A. (“Volaris Costa Rica”), obtained from the Costa Rica Civil Aviation Authority an Air Operator Certificate to provide air transportation services for passengers, cargo and mail, in scheduled and non-scheduled flights for an initial period of five years. On December 20, 2021, Volaris Costa Rica’s Air Operator Certificate was renewed, modified and extended for an additional 15-year term. Volaris Costa Rica started operations on December 1, 2016.

On August 23, 2021, the Company through its subsidiary Vuela El Salvador, S.A. de C.V. (“Volaris El Salvador”) obtained from the Salvadoran Civil Aviation Authority an Operation Permit for scheduled and non-scheduled international public air transportation services for passengers, cargo and mail valid until May 30, 2024. On May 28, 2024, Volaris El Salvador’s Operation Permit was renewed, modified and extended for an additional five-year term. Volaris El Salvador started operations on September 15, 2021.

On October 13, 2021, Concesionaria completed the issuance of fifteen million (15,000,000) of asset backed trust notes (Certificados Bursátiles Fiduciarios) (the “Trust Notes”) issued under the ticker VOLARCB 21L for an amount of Ps.1.5 billion Mexican pesos (US$72.1 million, based on an exchange rate of Ps.20.80 to US$1 on October 13, 2021), issued by CIBanco, S.A., Institución de Banca Múltiple (now, Banco Multiva, S.A., Institución de Banca Múltiple, Grupo financiero “Multiva”) acting as Trustee of the Irrevocable Trust number CIB/3249 created by Concesionaria, in the second offering under the program authorized by the Mexican National Banking and Securities Commission for an amount of up to Ps.3.0 billion (three billion pesos 00/100 national currency) (US$144.2 million, based on an exchange rate of Ps.20.80 to US$1 on October 13, 2021). The Trust Notes comply with the Sustainability-Linked Bond Principles 2020, administered by the International Capital Market Association (ICMA) and has Sustainability Objectives (SPT) for the Key Performance Indicator (KPI), to reduce carbon dioxide emissions from Volaris’ operations, measured as grams of CO2 emissions per revenue passenger/kilometer (gCO2 / RPK) by 21.54%, 24.08% and 25.53% by 2022, 2023 and 2024, respectively, compared to 2015. This offering continues to incentivize the Company to accomplish its long-term sustainable goals, among which are to reduce CO2 emissions by 35.42% gCO2 / RPK by 2030 vs 2015. The Trust Notes have a maturity of five years and will pay an interest rate of TIIE 28 plus 200 basis points.

On September 28, 2023, “Concesionaria” completed the offering of 15,000,000 (fifteen million) asset backed trust notes (Certificados Bursátiles Fiduciarios) (the “Trust Notes”) in Mexico under the ticker VOLARCB 23 for an amount of Ps.1.5 billion Mexican pesos (US$85.8 million, based on an exchange rate of Ps.17.47 to US$1 on September 28, 2023) by CIBanco, S.A., Institución de Banca Múltiple (now “Multiva”), acting as Trustee of the Irrevocable Trust number CIB/3249 created by Concesionaria Vuela Compañía de Aviación, S.A.P.I. de C.V., in the third offering under the program authorized and enlarged by the Mexican National Banking and Securities Commission for an amount of up to Ps.5.0 billion Mexican pesos (US$286.2 million, based on an exchange rate of Ps.17.47 to US$1 on September 28, 2023). The Trust Notes will be backed by future collection rights under agreements entered into with credit card processors regarding flows derived from the sale of airline tickets and other related services through VISA and Mastercard credit cards, through their internet portal, travel agencies, call centers and sales offices. The Trust Notes have a maturity term of five years and will pay an interest rate of Tasa de Interes Interbancaria de Equilibrio (“TIIE”) 28 plus 215 basis points spread. The underwriters were Casa de Bolsa BBVA México, S.A. de C.V., Grupo Financiero BBVA México and Actinver Casa de Bolsa, S.A. de C.V., Grupo Financiero Actinver.

On November 22, 2023, all holders of the 57,513,873 outstanding Series B shares of the Company concluded the conversion of all Series B Shares into 57,513,873 Series A Shares represented by Ordinary Participation Certificates (Certificados de Participación Ordinarios) in the form of the corresponding American Depositary Shares.

The accompanying consolidated financial statements and notes were approved by the Company's Board of Directors on April 22, 2026, and by the shareholders of the Company at the Annual General Ordinary Shareholders' Meeting held on April 24, 2026. These consolidated financial statements were also approved for issuance in the Company´s annual report on Form 20-F by the Company´s Chief Executive Officer, Enrique J. Beltranena Mejicano, and Chief Financial Officer, Jaime E. Pous Fernández, on April 27, 2026 and subsequent events were considered through that date.

Relevant events

On December 18, 2025 the Company and Grupo Viva Aerobus, S.A. de C.V. entered into a business combination agreement pursuant to which, subject to the terms and conditions of such agreement, Viva will be merged with and into the Company, with the Company continuing thereafter as the surviving entity (the “Combined Company”), in accordance with the Mexico General Corporations Law and the Mexican Securities Market Law. Under the terms of the business combination agreement, each issued and outstanding Viva share as of the effective time of the Merger shall be automatically cancelled and automatically converted into the right to receive the applicable per-share merger consideration, consisting of the applicable number of Combined Company Series A Shares (in the case of Mexican Qualified Holders) or Combined Company American Depositary Shares (in the case of other holders), as specified in the business combination agreement, plus any applicable cash consideration payable in lieu of fractional shares. Following the close of the Merger, the pre-Merger shareholders of Viva and the Company are expected to hold approximately 48% and 50% of the Combined Company’s capital stock, respectively, with approximately 2% of the Combined Company’s capital stock held in treasury to support the potential conversion of certain legacy convertible notes of Viva that will be assumed by the Combined Company in connection with the Merger.

This completion of the proposed transaction remains subject to certain closing conditions, including required regulatory approvals; therefore, as of December 31, 2025 and as of the issuance date of the Consolidated Financial Statements, no accounting impact has been recognized.

For more information, see "Part I, Item 3D. Risk Factors—Risks Related to the Proposed Transaction," "Part II, Item 4. Information on the Company—Proposed Transaction with Viva" and "Part II, Item 5. Operating and Financial Review and Prospects—Proposed Transaction with Viva".

a) Basis of preparation

Statement of compliance

These consolidated financial statements which comprise the financial statements of the Company as of December 31, 2025 and 2024 and for the years ended December 31, 2025, 2024 and 2023 were prepared in accordance with IFRS Accounting Standards (“IFRS” International Financial Reporting Standards) as issued by the International Accounting Standards Board (“IASB”).

The presentation currency of the Company’s consolidated financial statements is the U.S. dollar. All values in the consolidated financial statements are rounded to the nearest thousand (US$000), except when otherwise indicated.

The Company has consistently applied its accounting policies to all periods presented in these consolidated financial statements and provide comparative information in respect of the previous period.

Basis of measurement and presentation

The accompanying consolidated financial statements have been prepared under the historical-cost convention, except for derivative financial instruments that are measured at fair value.

The preparation of the consolidated financial statements in accordance with IFRS requires management to make estimates and assumptions that affect the amounts reported in the accompanying consolidated financial statements and notes. Actual results could differ from those estimates.

Presentation currency and definition of terms

The consolidated financial statements and the accompanying notes are presented in U.S. dollars, except when specific reference is made to a different currency. When reference is made to U.S. dollars or “$” it means dollars of the United States. All amounts in the consolidated financial statements and the accompanying notes are stated in thousands, except when references are made to earnings or loss per share and/or prices per share. When reference is made to “Ps” or “pesos”, it means Mexican pesos. When it is deemed relevant, certain amounts in foreign currency presented in the notes to the consolidated financial statements include between parentheses a convenience translation into dollars and/or into pesos, as applicable.

b) Basis of consolidation

The accompanying consolidated financial statements comprise the financial statements of the Company and its subsidiaries. As of December 31, 2025, and 2024 for accounting purposes the companies included in the consolidated financial statements are as follows.

			% Equity interest
Name	Principal Activities	Country	2025	2024
Concesionaria Vuela Compañía de Aviación S.A.P.I. de C.V.	Air transportation services for passengers, cargo and mail throughout Mexico and abroad	Mexico	100%	100%
Vuela Aviación, S.A.	Air transportation services for passengers, cargo and mail in Costa Rica and abroad	Costa Rica	100%	100%
Vuela, S.A. (“Vuela”) (1)	Air transportation services for passengers, cargo and mail in Guatemala and abroad	Guatemala	100%	100%
Vuela El Salvador, S.A. de C.V.	Air transportation services for passengers, cargo and mail in El Salvador and abroad	El Salvador	100%	100%
Comercializadora Volaris, S.A. de C.V. (“Comercializadora”) (5)	Loyalty program	Mexico	100%	100%
Servicios Earhart, S.A. (1)	Rendering specialized services to its affiliates	Guatemala	100%	100%
Servicios Corporativos Volaris, S.A. de C.V. (“Servicios Corporativos”)	Rendering specialized services to its affiliates	Mexico	100%	100%
Comercializadora V Frecuenta, S.A. de C.V. (“Comercializadora V Frecuenta”) (1)	Loyalty Program	Mexico	100%	100%
Viajes Vuela, S.A. de C.V. (“Viajes Vuela”)	Travel agency	Mexico	100%	100%
Guatemala Dispatch Service, S.A. (“GDS, S.A.”)	Aeronautical Technical Services	Guatemala	100%	100%
Fideicomiso Irrevocable de Administración número F/745291 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%
Fideicomiso de Administración número CIB/3081 “Administrative Trust”	Share administration trust (Note 18)	Mexico	100%	100%
Fideicomiso Irrevocable de Administración número CIB/3249 “Administrative Trust”	Asset backed securities trustor & administrator (Note 5)	Mexico	100%	100%
Banco Multiva, S.A., Institución de Banca Múltiple, Grupo Financiero Multiva, Fideicomiso CIB/3853 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Banco Multiva, S.A., Institución de Banca Múltiple, Grupo Financiero Multiva, Fideicomiso CIB/3855 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Banco Multiva, S.A., Institución de Banca Múltiple, Grupo Financiero Multiva, Fideicomiso CIB/3866 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Banco Multiva, S.A., Institución de Banca Múltiple, Grupo Financiero Multiva, Fideicomiso CIB/3867 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Banco Multiva, S.A., Institución de Banca Múltiple, Grupo Financiero Multiva, Fideicomiso CIB/3921 (6)	Pre-delivery payments financing (Note 5)	Mexico	100%	100%
Bank of Utah, Trust N503VL (2)	Aircraft administration trust	United States	—	100%
Bank of Utah, Trust N504VL (3)	Aircraft administration trust	United States	—	100%
Bank of Utah, Trust N508VL (4)	Aircraft administration trust	United States	100%	—
Bank of Utah, Trust N522VL (7)	Aircraft administration trust	United States	100%	—

(1)	The Company has not started operations.
(2)	The trust was terminated on March 14, 2025.
(3)	The trust was terminated on April 8, 2025.
(4)	The trust was established effective January 27, 2025.
(5)	On July 16, 2025, the Company launched its new loyalty program, “Altitude,” operated through Comercializadora.
(6)	Effective September 2, 2025, Banco Multiva S.A. Institución de Banca Múltiple, Grupo Financiero Multiva assumed all the rights and obligations of CIBanco, S.A., Institución de Banca Múltiple.
(7)	The trust was established effective October 1, 2025.

Consolidation by control

Name	Principal Activities	Country
North Star Financing Limited (1)	Private company limited by shares	Ireland
North Star Thrust DAC (2)	Designated activity company	Ireland

(1)	As of December 31, 2025, the Company does not hold any equity interest in North Star Financing Limited. However, management has concluded that the Company exercises control over the entity in accordance with IFRS 10 - Consolidated Financial Statements. North Star Financing Limited is a private limited liability company that was incorporated on December 19, 2024.
(2)	As of December 31, 2025, the Company does not hold any equity interest in North Star Thrust DAC. However, management has concluded that the Company exercises control over the entity in accordance with IFRS 10 - Consolidated Financial Statements. North Star Thrust DAC is a designated activity company, incorporated on August 29, 2025.

The financial statements of the subsidiaries are prepared for the same reporting period as the parent Company, using consistent accounting policies.

Control is achieved when the Company is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Specifically, the Company controls an investee if, and only if, the Company has:

(i)	Power over the investee (i.e., existing rights that give it the current ability to direct the relevant activities of the investee).
(ii)	Exposure, or rights, to variable returns from its involvement with the investee.
(iii)	The ability to use its power over the investee to affect its returns.

When the Company has less than a majority of the voting or similar rights of an investee, the Company considers all relevant facts and circumstances in assessing whether it has power over an investee, including:

(i)	The contractual arrangement with the other vote holders of the investee
(ii)	Rights arising from other contractual arrangements, and
(iii)	The Company’s voting rights and potential voting rights.

The Company re-assesses whether it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Consolidation of a subsidiary begins when the Company obtains control over the subsidiary and ceases when the Company loses control of the subsidiary. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Company gains control until the date the Company ceases to control the subsidiary.

All intercompany balances, transactions, unrealized gains and losses resulting from intercompany transactions are eliminated completely on consolidation in the consolidated financial statements.

On consolidation, the assets and liabilities of foreign operations are translated into U.S. dollar at the exchange rates prevailing at the reporting date and their statements of profit or loss are translated at the average exchange rates prevailing at the time. The exchange differences arising on translation for consolidation are recognized in other comprehensive income (“OCI”). On disposal of a foreign operation, the component of OCI relating to that particular foreign operation is recognized in profit or loss.

c) Revenue recognition

Passenger revenues

Revenues from the air transportation of passengers are recognized when the service is provided or when the non-refundable ticket expires on the date of the scheduled travel.

Ticket sales for future flights are initially recognized as contract liabilities under the caption “unearned transportation revenue” and once the transportation service is provided by the Company or when the non-refundable ticket expires on the date of the scheduled travel, the earned revenue is recognized as passenger ticket revenues and the unearned transportation revenue is reduced by the same amount. All the Company’s tickets are non-refundable; however, certain tickets may be changed upon payment of a fee.

The most significant passenger revenue includes revenues generated from: (i) fare revenue and (ii) other passenger revenues. Other passenger services include but are not limited to fees charged for excess baggage, bookings through the call center or third-party agencies, advanced seat selection, itinerary changes, priority services (Premium Plus) and charters. They are recognized as revenue when the obligation of passenger transportation service is provided by the Company or when the non-refundable ticket expires on the date of the scheduled travel.

The Company also classifies as other passenger revenue “v.club” membership and other similar services, which are recognized as revenue over time when the service is provided.

The Company sells certain connecting flight tickets with one or more segments operated by other airline partners. For segments operated by one of our airline partners, the Company has determined that it is acting as an agent on behalf of such airline partners as it is responsible for a portion of the contract (i.e., transportation of the passenger). When the Company acts as the agent, the Company recognizes revenue within other passenger revenues at the time of travel, for the net amount retained by the Company for any segments flown by the other airline.

Non-passenger revenues

The most significant non-passenger revenues include: (i) revenues from other non-passenger services described below and (ii) cargo services.

Revenues from other non-passenger services mainly include but are not limited to commissions charged to third parties for the sale of services. These as well as cargo services, are recognized as revenue at the time the service is provided.

The Company also evaluates, in each new transaction where applicable, the principal versus agent considerations concerning certain non-air travel service arrangements with third-party providers. When the Company determines that the underlying services are provided through third parties who are primarily responsible for providing the services, revenue for these specific non-air travel services is presented on a net basis (agent).

The Company is also required to collect certain taxes and fees from customers on behalf of government agencies and airports and remit these back to the applicable governmental entity or airport on a periodic basis. These taxes and fees include value added tax, federal transportation taxes, federal security charges, airport passenger facility charges, and foreign arrival and departure taxes. These items are collected from customers at the time they purchase their tickets but are not included in passenger revenue. The Company records a liability when it receives payment from the customer and discharges the liability when payments are remitted to the applicable governmental entity or airport.

Code-share agreements

1)	On January 16, 2018, the Company and Frontier Airlines entered into a code-share operations agreement, which started operations in September 2018.

Through this alliance with Frontier, the Company’s customers gain access to additional cities in the U.S. beyond the destinations currently available, as the Company’s customers are able to buy a ticket throughout any of Frontier’s destinations; and Frontier customers can access to new destinations in Mexico through Volaris´ presence in Mexican airports.

Code-share tickets can be purchased directly from the Volaris’ website. The airline that provides the transportation services recognizes the revenue when the service is provided to the customer.

2)	On May 22, 2024, the Company and Iberia Líneas Aéreas de España, S.A., (Iberia Airlines) signed a codeshare agreement, which began operations in September 2024.

3)	On November 7, 2025, the Company and Hainan Airlines Holding Co., Ltd. (Hainan Airlines) signed a codeshare agreement, which began operations in December 2025.

4)	On April 23, 2025, the Company and Compañía Panameña de Aviación, S.A., (COPA Airlines) signed a codeshare agreement, which began operations in November 2025.

Through these alliances, Iberia, Hainan, and COPA customers gain access to additional destinations operated by the Company. Their customers can purchase connecting tickets under the codeshare agreement through their respective websites for any of their routes and access Volaris’ destination network within Mexico. The Company recognizes the revenue corresponding to the operated segment when the service is provided to the customer.

Other considerations analyzed as part of revenue from contracts with customers

All services provided by the Company including sales of tickets for future flights, other passenger related services and non-passenger services must be paid through a full cash settlement. The payment of the transaction price is equal to the cash settlement from the client at the sales time (using different payment options like credit or debit cards, paying through a third party or directly at the counter in cash). The Company applies minimal or no judgment to determine the timing of revenue recognition and the amount thereof. Even if mainly all the sales of services are initially recognized as contract liabilities, these transactions do not create a financing component.

The cost to obtain a contract is represented by the commissions paid to the travel agencies and the bank commissions charged by the financial institutions for processing electronic transactions. The Company does not incur any additional costs to obtain and fulfill a contract that is eligible for capitalization.

Trade receivables are mainly with financial institutions due to transactions with credit and debit cards, and therefore they are non-interest bearing and are mainly on terms of 24 to 48 hours. The Company has the right of collection at the beginning of the contract and there are no discounts, payment incentives, bonuses, or other variable considerations after the purchase that could modify the amount of the transaction price.

The Company's tickets are non-refundable. However, in the event that the Company cancels a flight due to causes attributable to the airline, the passengers are entitled to either move their flight at no additional cost, receive a refund or obtain a voucher. No revenue is recognized until either the voucher is redeemed, and the associated flight occurs, or the voucher expires. When vouchers issued exceed the amount of the original amount paid by the passenger, the excess is recorded as reduction of the operating revenues. All the Company´s revenues related to future services are rendered through an approximate period of 12 months.

Contract with FEMSA

On January 23, 2023, the Company, through its subsidiary Concesionaria, entered into an agreement with Lealtad Mercadotecnia y Conocimientos Agregados, S.A.P.I. de C.V. (the “Supplier”), a subsidiary of Fomento Económico Mexicano, S.A.B. de C.V. (FEMSA). Under this agreement, Concesionaria became a participating company in a coalition that integrated a Loyalty Program called “SpinPremia®”, established and managed by the Supplier. This program offered exclusive benefits to its users, allowing them to accumulate and redeem reward points with OXXO and Volaris.

Under the "Spin Premia" agreement customers participating in this program were entitled to accumulate or redeem points when they purchased goods or used services with any of the companies that are part of the coalition.

The points accumulated for services provided by the Company were recorded as a reduction in revenues. The points redeemed for the Company’s services were recorded as deferred revenue until the time when the service was provided, or the points expired. The value of points was determined according to contractual conditions between the Company and FEMSA.

On June 30, 2025, the Company, through its subsidiary Concesionaria, terminated its coalition agreement with Lealtad Mercadotecnia y Conocimientos Agregados, S.A.P.I. de C.V.

d) Cash and cash equivalents

Cash and cash equivalents are represented by bank deposits, short-term deposits on demand and highly liquid investments with maturities close to three months from the original purchase date, established in the agreements. For the purposes of the consolidated statements of cash flows, cash and cash equivalents consist of cash and short-term investments as defined above.

Management performs an assessment of the cash transactions carried out by the Company, for available cash and investment activities. These transactions are classified based on the results of this assessment.

The Company has agreements with financial institutions’ counterparties that process customer credit card transactions for the sale of air travel and other services. These credit card processing agreements do not have significant cash reserve requirements.

The Company establishes cash reserves as required by a debt agreement; however, these reserves remain available for withdraw.

e) Short-term investments

Short-term investments consist of fixed-term bank deposits with a maturity from the original purchase date, established in the negotiation and the days stipulated in the agreements.

f) Financial instruments initial recognition and subsequent measurement

A financial instrument is any contract that gives rise to a financial asset for one entity and a financial liability or equity instrument for another entity.

i) Financial assets

Initial recognition

Classification of financial assets and initial recognition

The Company determines the classification and measurement of financial assets, in accordance with the categories in IFRS 9 “Financial Instruments”, which are based on both: the characteristics of the contractual cash flows of these assets and the business model objective for holding them.

Financial assets include those carried at fair value through profit and losses (“FVTPL”), whose objective to hold them is for trading purposes (short-term investments), or at amortized cost, for accounts receivables held to collect the contractual cash flows, which are characterized by solely payments of principal and interest (“SPPI”). Derivative financial instruments are also considered financial assets when these represent contractual rights to receive cash or another financial asset. All the Company’s financial assets are initially recognized at fair value, including derivative financial instruments.

Subsequent measurement

The subsequent measurement of financial assets depends on their initial classification, as is described below:

1.	Financial assets at FVTPL which include financial assets held for trading.
2.	Financial assets at amortized cost, whose characteristics meet the SPPI criteria and were originated to be held to collect principal and interest in accordance with the Company’s business model.
3.	Financial assets at fair value through other comprehensive income (“OCI”) with recycling of cumulative gains and losses.

Derecognition

Financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is derecognized when:

a)	The rights to receive cash flows from the asset have expired;

b)	The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash-flow in full without material delay to a third party under a ‘pass-through’ arrangement; and either (i) the Company has transferred substantially all the risks and rewards of the asset, or (ii) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset; or when the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if and to what extent it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all the risks and rewards of the asset, nor transferred control of the asset, the asset is recognized to the extent of the Company’s continuing involvement in the asset.

In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.

ii) Impairment of financial assets

The Company assesses at each reporting date, whether there is objective evidence that a financial asset or a group of financial assets is credit-impaired. A financial asset is credit-impaired when one or more events have occurred since the initial recognition of an asset (an incurred ‘loss event’), that has an impact on the estimated future cash flows of the financial asset or the group of financial assets that can be reliably estimated.

Evidence that a financial asset is credit-impaired may include indications that the debtors or a group of debtors is experiencing significant financial difficulty, default or delinquency in receivable, the probability that they will enter bankruptcy or other financial reorganization and observable data indicating that there is a measurable decrease in the estimated cash flows, such as changes in arrears or economic conditions that correlate with defaults. Further disclosures related to impairment of financial assets are also provided in (Note 8).

For trade receivables, the Company applies a simplified approach in calculating Expected Credit Losses (ECLs). Therefore, the Company does not track changes in credit risk but instead recognizes a loss allowance based on lifetime ECLs at each reporting date.

Based on this evaluation, allowances are taken into account for the expected losses of these receivables (Note 8).

iii) Financial liabilities

Initial recognition and measurement

Financial liabilities are classified, at initial recognition, as financial liabilities at FVTPL, including loans and borrowings, accounts payables to suppliers, unearned transportation revenue, other accounts payable and financial instruments.

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs.

Subsequent measurement

The measurement of financial liabilities depends on their classification as described below:

Financial liabilities at amortized cost

Accounts payable are subsequently measured at amortized cost and do not bear interest or result in gains and losses due to their short-term nature.

Loans and borrowings are the category most relevant to the Company. After initial recognition at fair value (consideration received), interest bearing loans and borrowings are subsequently measured at amortized cost using the Effective Interest Rate method (EIR). Gains and losses are recognized in profit or loss when the liabilities are derecognized as well as through the EIR amortization process.

Amortized cost is calculated by taking into account any discount or premium on issuance and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the consolidated statements of operations. This amortized cost category generally applies to interest-bearing loans and borrowings (Note 5).

Financial liabilities at FVTPL

Financial liabilities at FVTPL include financial liabilities under the fair value option, which are classified as held for trading, if they are acquired for the purpose of selling them in the near future. This category includes derivative financial instruments that are not designated as hedging instruments in hedge relationships as defined by IFRS 9 “Financial Instruments”.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability.

The difference in the respective carrying amounts is recognized in the consolidated statements of operations.

Offsetting of financial instruments

Financial assets and financial liabilities are offset, and the net amount is reported in the consolidated statement of financial position if there is:

(i)	A currently enforceable legal right to offset the recognized amounts, and
(ii)	An intention to settle on a net basis, to realize the assets and settle the liabilities simultaneously.

g) Other accounts receivable

Other accounts receivable are due primarily from major credit card processors associated with the sales of tickets and are stated at cost less allowances made for credit losses, which approximates fair value given their short-term nature.

h) Inventories

Inventories consist primarily of flight equipment expendable parts, materials and supplies, and are initially recorded at acquisition cost. Inventories are carried at the lower of cost or at their net realization value, whichever is less. The cost is determined based on the method of specific identification and expensed when used in operations. The Company recognizes the necessary estimates for decreases in the value of its inventories due to impairment, obsolescence, slow movement and causes that indicate that the use or realization of the aircraft spare parts and flight equipment accessories that are part of the inventory will be less than recorded value. The cost of inventories is determined based on the specific identification method and is recorded as an expense as it is used in operations.

i) Intangible assets

Cost related to the purchase or development of computer software that is separable from an item of related hardware is capitalized separately measured at cost and amortized over the period in which it will generate benefits on a straight-line basis. The Company annually reviews the estimated useful lives and residual values of intangible assets. All changes resulting from this analysis are accounted for prospectively.

The Company records impairment charges on intangible assets used in operations when events and circumstances indicate that the assets or related cash generating unit may be impaired and the carrying amount of a long-lived asset or cash generating unit exceeds its recoverable amount, which is the higher of (i) its fair value less cost to sell and (ii) its value in use.

The value in use calculation is based on a discounted cash flow model, using our projections of operating results for the near future, typically extending no more than five years. The recoverable amount of long-lived assets is sensitive to the uncertainties inherent in the preparation of projections and the discount rate used in the calculation. For the years ended December 31, 2025, 2024, and 2023, the Company did not record any impairment loss in the value of its intangible assets.

Software

Acquired computer software licenses are capitalized on the basis of cost incurred to acquire, implement and bring the software into use. Costs associated with maintaining computer software programs are expensed as incurred. In case of development or improvement to systems that will generate probable future economic benefits, the Company capitalizes software development costs, including directly attributable expenditures on materials, labor, and other direct costs.

Acquired software cost is amortized on a straight-line basis over its useful life. Licenses and software rights acquired by the Company have finite useful lives and are amortized on a straight–line basis over the term of the contract. Amortization expense is recognized in the consolidated statements of operations.

j) Guarantee deposits

Guarantee deposits primarily include aircraft maintenance deposits paid to lessors, deposits for rent of flight equipment and other guarantee deposits. Aircraft and engine deposits are held by lessors in U.S. dollars and are presented as current assets and non-current assets, based on the recovery dates of each deposit established in the related agreements. (Note 11).

Deposits for flight equipment maintenance paid to lessors

Certain lease agreements of the Company require the obligation to pay maintenance deposits to aircraft lessors, in order to guarantee major maintenance work.

These lease agreements set forth that maintenance deposits are reimbursable to the Company upon completion of the maintenance event is concluded for an amount equal to the lesser of: (i) the maintenance deposit held by the lessor associated with the specific maintenance event or (ii) the qualifying costs related to the specific maintenance event.

Substantially all major maintenance deposits are generally calculated based on the use of leased aircraft and engines (flight hours or operating cycles).

Maintenance deposits that the Company expects to recover from lessors are presented as security deposits in the consolidated statement of financial position.

According to the terms of the corresponding lease agreement, in each contract it is evaluated whether major maintenance of the leased aircraft and engines is expected to be carried out. In the event that major maintenance is not expected to be performed on its own account, the deposit is recorded as a variable lease payment, since it represents part of the use of the leased goods and is determined based on time or flight cycles. For the years ended December 31, 2025, 2024 and 2023, the Company recognized supplemental lease payments of US$178,992, US$114,316 and US$83,528, respectively.

When modifications are made to lease agreements that result in an extension of the lease term, maintenance deposits previously recognized as variable lease payments may be reclassified as recoverable deposits and presented as recoverable assets at the modification date.

During the years ended December 31, 2025 and 2024, the Company added 16 and 14 aircraft to its fleet, respectively (Note 14). During the year ended December 31, 2025, the Company extended the lease period of six aircraft. During the year ended December 31, 2024, the Company extended the lease period of 10 aircraft and two engines.

Certain aircraft lease agreements do not require the obligation to pay maintenance deposits in advance to lessors to guarantee important maintenance activities; therefore, the Company does not record or make payments for guarantee deposits with respect to these aircraft. However, some of these lease agreements include the obligation to make maintenance adjustment payments to lessors at the end of the lease period. These maintenance adjustments cover maintenance events that are not expected to be performed before the termination of the lease; for such agreements, the Company accumulates a liability related to the amount of the costs that will be incurred at the end of the lease, since no maintenance deposits have been made (Note 16).

k) Aircraft and engine maintenance

The Company is required to conduct various levels of aircraft maintenance. Maintenance requirements depend on the type of aircraft, age and the route network over which it operates (utilization).

Fleet maintenance requirements may include preventive maintenance tasks based on manufacturers recommendations, for example, component checks, airframe and systems checks, periodic major maintenance and engine checks.

Aircraft maintenance and repair consists of routine and non-routine tasks, divided mainly into three general categories: (i) routine line maintenance, (ii) major maintenance and (iii) component checks.

(i) Routine line maintenance requirements consist of scheduled maintenance checks on the Company’s aircraft, including pre-flight, daily, weekly checks, any diagnostics and routine repairs and any unscheduled maintenance is performed as required. These types of maintenance events are normally performed by in–house trained mechanics and are primarily completed at the main airports that the Company currently serves, supported by sub-contracted companies.

Other maintenance activities are sub-contracted to certified maintenance business partners, repair and overhaul organizations. Routine maintenance also includes scheduled tasks that can typically take from six to 15 days to accomplish and are required between every 24 or 36 months, such as 24-month checks and “C checks”. All maintenance costs are expensed as incurred.

(ii) Major maintenance for the aircraft consists of a series of more complex tasks, including structural checks for the airframe.

Major maintenance is accounted for under the deferral method, whereby the cost of major maintenance, major overhaul and repair is capitalized leasehold improvements to flight equipment and amortized over the shorter of the period to the next major maintenance event or the remaining contractual lease term. The next major maintenance event is estimated based on assumptions including estimated usage. The United States Federal Aviation Administration (“FAA”) and the Mexican Federal Civil Aviation Agency (Agencia Federal de Aviación Civil- AFAC) maintenance intervals and average removal times as recommended by the aircraft and components manufacturers of our fleet.

These assumptions may change based on changes in the utilization of aircraft, changes in government regulations and recommended manufacturer maintenance intervals. In addition, these assumptions can be affected by unplanned events that could damage an airframe, engine, or major component to a level that would require a heavy maintenance event prior to a scheduled maintenance event. To the extent the planned usage increases, the estimated life would decrease before the next maintenance event, resulting in additional expense over a shorter period.

During the years ended December 31, 2025, 2024 and 2023, the Company capitalized major maintenance events as part of leasehold improvements to flight equipment for an amount of US$90,860, US$129,354 and US$139,830 respectively. For the years ended December 31, 2025, 2024 and 2023, the amortization of major maintenance leasehold improvement costs was US$157,391, US$150,625 and US$114,924, respectively. The amortization of deferred maintenance costs is recorded as part of depreciation and amortization in the consolidated statements of operations.

(iii) The Company has a power-by-the hour agreement for component services, which guarantees the availability of aircraft components for the Company’s fleet when they are required. It also provides aircraft components that are included in the redelivery conditions of the contract (hard time) with a fixed price at the time of redelivery. The monthly maintenance cost associated with this agreement is recognized as incurred in the consolidated statements of operations.

The Company has an engine flight hour agreement (repair agreement), that guarantees a cost for the engines shop visits, provides miscellaneous engines coverage, supports the cost of foreign objects damage events, ensures protection from annual escalations, and grants credit for certain scrapped components. The cost associated with the miscellaneous engines’ coverage is recorded monthly as incurred in the consolidated statements of operations.

l) Rotable spare parts, furniture and equipment, net

Rotable spare parts, furniture and equipment, are recorded at cost and are depreciated over their estimated useful lives using the straight-line method. Depreciation is calculated based on the cost less the estimated residual value of the assets.

Aircraft spare engines have significant components with different useful lives; therefore, they are accounted for as separate items of spare engine parts (major components) (Note 12).

Pre-delivery payments refer to prepayments made to aircraft and engine manufacturers during the manufacturing stage of the aircraft. The borrowing costs related to the acquisition or construction of a qualifying asset are capitalized as part of the cost of that asset.

Depreciation rates are as follows:

Annual depreciation rate
Flight equipment (1)	4.0-16.7%
Constructions and improvements	Remaining contractual lease term
Computer equipment	25%
Workshop tools	33.3%
Electric power equipment	10%
Communications equipment	10%
Workshop machinery and equipment	10%
Motorized transport equipment platform	25%
Service carts on board	20%
Office furniture and equipment	10%
Leasehold improvements to flight equipment	The shorter of: (i) remaining contractual lease term, or (ii) the next major maintenance event (2)

(1)	Includes aircraft and engines
(2)	The period is determined in accordance with usage.

The Company reviews annually the useful lives of these assets and any changes are accounted for prospectively.

The Company identified one Cash Generating Unit (CGU), which includes the long-lived assets and the entire fleet, including right-of-use assets and flight equipment. The Company assesses at each reporting date, whether there is objective evidence that long-lived assets and the entire fleet, including right-of-use assets and flight equipment are impaired in the CGU. The Company records impairment charges on rotable spare parts, furniture and equipment and right-of-use assets used in operations when events and circumstances indicate that the assets may be impaired or when the carrying amount of a long-lived asset or related cash generating unit exceeds its recoverable amount, which is the higher of (i) its fair value less cost to sell and (ii) its value in use.

The value in use calculation is based on a discounted cash flow model, using projections of operating results for the near future, typically extending no more than five years. The recoverable amount of long-lived assets is sensitive to the uncertainties inherent in the preparation of projections and the discount rate used in the calculation.

m) Foreign currency transactions and exchange differences

The Company’s consolidated financial statements are presented in U.S. dollars, which is the functional currency of the parent company and its main subsidiaries. For each subsidiary, the Company determines the functional currency and items included in the financial statements of each entity are measured using the currency of the primary economic environment in which each entity operates (“the functional currency”).

The financial statements of foreign operations prepared under IFRS and denominated in their respective local currencies different from its functional currency are remeasured into their functional currency as follows:

•	Transactions in foreign currencies are translated into the respective functional currencies at the exchange rates at the dates of the transactions.
•	All monetary assets and liabilities are translated into the functional currency at the exchange rate at the consolidated statement of financial reporting date.
•	All non-monetary items that are measured based on historical cost in a foreign currency are translated at the exchange rate at the date of the transaction.
•	Equity accounts are translated at the prevailing exchange rate at the time the capital contributions were made, and the profits were generated.
•	Revenues, costs and expenses are translated at the average exchange rate during the applicable period.

Any differences resulting from the remeasurement into the respective functional currency are recognized in the consolidated statements of operations.

Assets and liabilities from foreign operations are converted from the functional currency to the presentation currency at the exchange rate on the reporting date; revenues and expenses are translated at each month during the year at the monthly average exchange rate.

Foreign currency differences arising on translation into the presentation currency are recognized in OCI. Exchange differences on translation of foreign operations for the years ended December 31, 2025, 2024 and 2023 were US$3,543, US$(3,879) and US$749, respectively.

For the years ended December 31, 2025, 2024 and 2023, the most relevant exchange rates utilized in the conversions to US dollar, are as follows:

	2025				2024				2023
Currency	End of period exchange rate		Average exchange rate		End of period exchange rate		Average exchange rate		End of period exchange rate		Average exchange rate
Mexican Peso	Ps.	17.9667	Ps.	19.2323	Ps.	20.2683	Ps.	18.3000	Ps.	16.8935	Ps.	17.7665
Colon	₵.	498.2600	₵.	505.9426	₵.	512.2300	₵.	517.3692	₵.	524.7900	₵.	545.1760
Quetzal	Q.	7.6650	Q.	7.6911	Q.	7.71833	Q.	7.7695	Q.	7.8301	Q.	7.8428
Colombian Peso	COP.	3,757.08	COP.	4,066.92	COP.	4,409.15	COP.	4,071.03	COP.	3,822.05	COP.	4,327.66

n) Liabilities and provisions

Provisions are recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

o) Employee benefits

i) Personnel vacations

The Company and its subsidiaries in Mexico and Central America recognize a reserve for the costs of paid absences, such as vacation time, based on the accrual method.

ii) Termination benefits

The Company recognizes a liability and expense for termination benefits at the earlier of the following dates:

a) When it can no longer withdraw the offer of those benefits; and

b) When it recognizes costs for a restructuring that is within the scope of IAS 37, Provisions, Contingent Liabilities and Contingent Assets, and involves the payment of termination benefits.

The Company is demonstrably committed to a termination when, and only when, it has a detailed formal plan for the termination and is without realistic possibility of withdrawal.

For the years ended December 31, 2025 and 2024, no termination benefits provision has been recognized.

iii) Seniority premiums

In accordance with Mexican Labor Law, the Company provides seniority premium benefits to the employees which rendered services to its Mexican subsidiaries under certain circumstances. These benefits consist of a one-time payment equivalent to 12 days’ wages for each year of service (at the employee’s most recent salary, but not to exceed twice the legal minimum wage), payable to all employees with 15 or more years of service, as well as to certain employees terminated involuntarily prior to the vesting of their seniority premium benefit.

Obligations relating to seniority premiums other than those arising from restructurings, are recognized based upon actuarial calculations and are determined using the projected unit credit method.

The latest actuarial computation was prepared as of December 31, 2025. Remeasurement of the net defined benefit liability arising from actuarial gains and losses are recognized in full in the period in which they occur in OCI. Such remeasurement gains and losses are not reclassified to profit or loss in subsequent periods.

The defined benefit asset or liability comprises the present value of the defined benefit obligation using a discount rate based on government bonds, less the fair value of plan assets out of which the obligations are to be settled.

For entities in Costa Rica, Guatemala and El Salvador there is no obligation to pay seniority premium; instead, these countries have Post-Employee Benefits.

iv) Incentives

The Company has a quarterly incentive plan for certain personnel whereby cash bonuses are awarded for meeting certain performance targets. These incentives are payable shortly after the end of each quarter and are accounted for as a short-term benefit under IAS 19, Employee Benefits. A provision is recognized based on the estimated amount of the incentive payment. During the years ended December 31, 2025, 2024 and 2023 the Company expensed US$4,021, US$4,249 and US$3,467, respectively, as quarterly incentive bonuses, recorded under the caption salaries and benefits.

The Company has a short-term benefit plan for certain key personnel whereby cash bonuses are awarded when certain Company’s performance targets are met. These incentives are payable shortly after the end of each year and also are accounted for as a short-term benefit under IAS 19. A provision is recognized based on the estimated amount of the incentive payment (Note 7).

v) Long-term incentive plan (“LTIP”) and long-term retention plan (LTRP)

The Company has adopted a Long-term incentive plan (“LTIP”). This plan consists of a share purchase plan (equity-settled) and a share appreciation rights “SARs” plan (cash settled), and therefore accounted under IFRS 2 “Share based payment”.

The Company measures the cost of its equity-settled transactions at fair value at the date the equity benefits are conditionally granted to employees. The cost of equity-settled transactions is recognized in the consolidated statements of operations, together with a corresponding increase in treasury shares, over the period in which the performance and/or service conditions are fulfilled.

During 2025, 2024 and 2023, the Company approved and renewed the long-term retention plan (“LTRP”), which consisted in a purchase plan (equity-settled). This plan does not include cash compensations granted through appreciation rights on the Company’s shares. The retention plans granted in previous periods will continue in full force and effect until their respective due dates and the cash compensation derived from them will be settled according to the conditions established in each plan.

a) Share-based payments

LTIP

- Share purchase plan (equity-settled)

Certain key executives of the Company receive additional benefits through a share purchase plan denominated in Restricted Stock Units (“RSUs”), which has been classified as an equity-settled share-based payment. The cost of the equity-settled share purchase plan is measured at the grant date, considering the terms and conditions on which the share options were granted. The equity-settled compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the required service period (Note 18).

b) SARs plan (cash settled)

The Company granted SARs to key executives, which entitle them to a cash payment after a service period.

The amount of cash payment is determined based on the increase in the share price of the Company between the grant date and the time of exercise. The liability for the SARs is measured, initially and at the end of each reporting period until settled, at the fair value of the SARs, considering the terms and conditions on which the SARs were granted. The compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the required service period (Note 18).

The cost of the SARs plan is measured initially at fair value at the grant date. This fair value is expensed over the period until the vesting date with recognition of a corresponding liability. Similar to the equity settled awards described above, the valuation of cash settled award also requires using similar inputs, as appropriate.

Management incentive plan (“MIP II”)

- MIP II

On February 19, 2016, the Board of Directors of the Company authorized an extension to the MIP for certain key executives, this plan was named MIP II. In accordance with this plan, the Company granted SARs to key executives, which entitle them to a cash payment after a service period. The amount of the cash payment is determined based on the increase in the share price of the Company between the grant date and the time of exercise. The liability for the SARs is measured initially and at the end of each reporting period until settled at the fair value of the SARs, taking into account the terms and conditions on which the SARs were granted. The compensation cost is recognized in the consolidated statement of operations under the caption of salaries and benefits, over the required service period (Note 18).

c) Board of Directors Incentive Plan (BoDIP)

Certain members of the Board of Directors of the Company receive additional benefits through a share-based plan, which has been classified as an equity-settled share-based payment and therefore accounted under IFRS 2 “Share based payment”.

In April 2018, the Board of Directors of the Company authorized a Board of Directors Incentive Plan (“BoDIP”) for the benefit of certain board members. The BoDIP grants options to acquire shares of the Company or CPOs during a five-year period, which was determined on the grant date. During the years ended in 2023 and 2025, purchase options were exercised. During the year ended in 2024, no purchase options were exercised. Under this plan, no service or performance conditions are required for board members to exercise the option to acquire shares; therefore, they have the right to request the delivery of those shares at the time they pay for them. During the years ended 2025, 2024, and 2023, the Board members did not exercise these purchase options.

In April 2023, the Company's Annual General Shareholders' Meeting modified the terms of the BoDIP so that starting in 2023 certain members of the Board of Directors receive additional benefits through a stock-based plan, which has been classified as an equity-settled (share-based payment). The cost of the equity-settled share purchase plan is measured at grant date, taking into account the terms and conditions on which it was granted. The equity-settled compensation cost is recognized in the consolidated statements of operations under the caption of salaries and benefits, over the required services period.

vi) Employee profit sharing

The Mexican Income Tax Law (“MITL”) establishes that the base for computing current year employee profit sharing shall be the taxpayer’s taxable income of the year for income tax purposes, including certain adjustments established in the Income Tax Law, at the rate of 10%. The Mexican Federal Labor Law (“MFLL”) establishes a limit for employee profit sharing payment, up to three months of the employee’s current salary or the average employee profit sharing received by the employee in the previous three years.

For the years ended December 31, 2025, 2024 and 2023, the employee profit sharing recognized as operating expense in the consolidated statements of operations was US$905, US$18,623 and US$1,481, respectively. Subsidiaries in Central America do not have such employee profit-sharing obligations, as it is not required by local regulations.

p) Leases

The Company assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration.

The Company applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Company recognizes lease liabilities for payments to be made under the lease term and the right-of-use assets representing the right to use the underlying assets.

i.	Right-of-use assets

The Company recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, an estimate of costs to be incurred by the Company in dismantling and removing the underlying asset to the condition required by the terms and conditions of the lease, and lease payments made at or before the commencement date less any lease incentives received.

Components of the right-of-use assets are depreciated on a straight-line basis over the shorter of the remaining lease term and the estimated useful lives of the assets, as follows:

Aircraft	up to 18 years
Spare engines	up to 14 years
Buildings leases	up to 19 years
Maintenance components	up to eight years

During the years ended December 31, 2025, 2024 and 2023, there were no impairment charges recorded in relation to the right-of-use assets.

ii.	Lease Liabilities

At the commencement date of the lease, the Company recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.

Variable lease payments that do not depend on an index or a rate are recognized as expenses in the period in which the event or condition that triggers the payment occurs.

In calculating the present value of lease payments, the Company uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments or a change in the assessment of an option to purchase the underlying asset. When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the right-of-use assets or is recorded in profit or loss if the Company purchased the underlying asset.

The short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.

iii.	Sale and leaseback

The Company enters into agreements whereby an aircraft or engine is sold to a lessor upon delivery and the lessor agrees to lease such aircraft or engine back to the Company.

The Company measures the right-of-use asset arising from the leaseback at the proportion of the previous carrying amount of the asset that relates to the right of use retained by the seller-lessee. Accordingly, the Company recognizes in the consolidated statements of operations only the amount of any gain or loss that relates to the rights transferred to the buyer-lessor. If the fair value of the consideration for the sale of an asset does not equal the fair value of the asset, or if the payments for the lease are not at market rates, then the Company adjusts the difference to measure the sale proceeds at fair value and accounts for any below-market terms as a prepayment of lease payments and any above market terms as additional financing provided by the buyer-lessor to the seller-lessee.

First, the sale and leaseback transactions are analyzed within the scope of IFRS 15 - Revenue from Contracts with Customers, in order to verify whether the performance obligation has been satisfied and, therefore, are accounted for the sale of the asset. If this requirement is not met, then the transaction constitutes a failed sale and leaseback and is accounted for as financing transaction. If the requirements related to the performance obligation established in IFRS 15 are met, the Company measures an asset for right of use that arises from the sale transaction with subsequent lease in proportion to the book value of the asset related to the right-of-use assets retained by the Company. Consequently, only the gains or losses related to the rights transferred to the lessor-buyer are recognized.

During 2025 and 2024, the Company entered into seven and 15 engine arrangements, respectively, that were classified as failed sale and leaseback transactions due to the presence of a substantive option allowing the Company to repurchase the engines at the end of the lease term.

q) Return obligations

The aircraft and engine lease agreements of the Company require specific return conditions, which are described as follows:

a)	Modifications to the underlying asset to meet the return conditions stipulated in the lease agreement, typically related to aircraft standardization and painting which can be reasonably estimated at the beginning of the lease agreement. These costs are initially recognized at present value as part of the right-of-use assets.

b)	Aircraft components (airframe, APU and landing gears) and engines (overhaul and limited life parts) must be returned to lessors under specific conditions of maintenance. Return costs, which are not related to scheduled major maintenance, are estimated and recognized ratably as a provision from the time it becomes probable that such costs will be incurred and they can be reliably estimated. These return costs are recognized as a component of variable lease expenses and the provision is remeasured and presented as part of other liabilities, through the remaining lease term. The Company estimates the provision related to aircraft components and engines using certain assumptions, which include the projected usage of the aircraft and the expected costs of maintenance tasks to be performed. This provision is made in relation to the present value of the expected future costs of meeting the return conditions.

As a result of the aircraft and engine lease extension agreements entered into during the year ended December 31, 2025, the Company reassessed our return liabilities. The effects of this remeasurement were presented as part of the variable lease expenses for aircraft and engines in our consolidated statements of operations. For the years ended December 31, 2023, 2024, and 2025, the Company recorded net redelivery expenses of U.S.$103.8 million, U.S.$135.2 million, and U.S.$196.1 million, respectively.

r) Other taxes and fees payable

The Company is required to collect certain taxes and fees from customers on behalf of government agencies and airports and to remit these to the applicable governmental entity or airport on a periodic basis. These taxes and fees include federal transportation taxes, federal security charges, airport passenger facility charges, and foreign arrival and departure fees. These charges are collected from customers at the time they purchase their tickets but are not included in passenger revenue. The Company records liability upon collection from the customer and discharges the liability when payments are remitted to the applicable governmental entity or airport.

s) Income taxes

Current income tax

Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute such amounts are those enacted or substantively enacted at the reporting date.

Current income tax relating to items recognized directly in equity is recognized in equity. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred income tax

Deferred income tax is recognized in respect of temporary differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes at the reporting date.

Deferred income tax liabilities are recognized for all taxable temporary differences, except in respect of taxable temporary differences associated with investments in subsidiaries when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, the carry-forward of unused tax credits and any available tax losses. Deferred income tax assets are recognized to the extent that it is probable that taxable profit will be available against which the deductible temporary differences, and the carry-forward of unused tax credits and available tax losses can be utilized, except, in respect of deductible temporary differences associated with investments in subsidiaries deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable profits will be available against which the temporary differences can be utilized.

The Company considers the following criteria in assessing the probability that taxable profit will be available against which the unused tax losses or unused tax credits can be utilized: (a) whether the entity has sufficient taxable temporary differences relating to the same taxation authority and the same taxable entity, which will result in taxable amounts against which the unused tax losses or unused tax credits can be utilized before they expire; (b) whether it is probable that the Company will have taxable profits before the unused tax losses or unused tax credits expire; (c) whether the unused tax losses result from identifiable causes which are unlikely to recur; and (d) whether tax planning opportunities are available to the Company that will create taxable profit in the period in which the unused tax losses or unused tax credits can be utilized.

The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred income tax relating to items recognized outside profit or loss is recognized outside profit or loss. Deferred tax items are recognized in correlation to the underlying transaction in OCI.

Deferred income tax assets and deferred income tax liabilities are offset if a legally enforceable right exists to set off current tax assets against current tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.

Income taxes are computed based on tax laws approved in Mexico, Costa Rica, Guatemala and El Salvador at the date of the consolidated statement of financial position.

The IFRIC Interpretation 23 “Uncertainty over Income Tax Treatment” addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 Income Taxes. It does not apply to taxes or levies outside the scope of IAS 12 “Income Taxes”, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

•	Whether an entity considers uncertain tax treatments separately.
•	The assumptions an entity makes about the examination of tax treatments by taxation authorities.
•	How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates.
•	How an entity considers changes in facts and circumstances.

The Company determines whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and uses the approach that better predicts the resolution of the uncertainty.

The Company applies significant judgment in identifying uncertainties over income tax treatments. Since the Company operates in a complex multinational environment, it continually assesses whether the interpretation has an impact on its consolidated financial statements.

The Company considers whether it has any uncertain tax positions, particularly those relating to transfer pricing. The Company’s and the subsidiaries’ tax filings in different jurisdictions include deductions related to transfer pricing and the taxation authorities may challenge those tax treatments. The Company determined, based on its tax compliance and transfer pricing studies, that it is probable that its tax treatments (including those for the subsidiaries) will be accepted by the taxation authorities.

As of December 31, 2025 and 2024 the IFRIC Interpretation 23 did not have an impact on the consolidated financial statements of the Company (Note 20).

t) Derivative financial instruments and hedge accounting

The Company mitigates certain financial risks, such as volatility in the price of jet fuel, adverse changes in interest rates and exchange rate fluctuations, through a risk management program that includes the use of derivative financial instruments.

In accordance with IFRS 9, derivative financial instruments are recognized in the consolidated statement of financial position at fair value. At inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which it wishes to apply hedge accounting, as well as the risk management objective and strategy for undertaking the hedge. The documentation of the hedging records includes the hedging strategy and objective, identification of the hedging instrument, the hedged item or transaction, the nature of the risks being hedged and how the entity will assess the effectiveness of changes in the hedging instrument’s fair value in offsetting the exposure to changes in the hedged item’s fair value or cash flows attributable to the hedged risk(s).

Only if such hedges are expected to be effective in achieving offsetting changes in fair value or cash flows of the hedge item(s) and are assessed on an ongoing basis to determine that they have been effective throughout the financial reporting periods for which they were designated, hedge accounting treatment can be used.

Under the cash flow hedge (CFH) accounting model, the effective portion of the hedging instrument’s changes in fair value is recognized in OCI, while the ineffective portion is recognized in current year earnings in the statement of operations. The cash flow hedge reserve is adjusted to the lower of the cumulative gain or loss on the hedging instrument and the cumulative change in fair value of the hedged item. The amounts recognized in OCI are transferred to earnings in the period in which the hedged transaction affects earnings. During the years ended December 31, 2025, 2024 and 2023, the Company did not recognize an ineffective portion with respect to derivative financial instruments.

The realized gain or loss of derivative financial instruments that qualify as CFH are recorded in the same caption of the hedged item in the consolidated statements of operations.

Accounting for the time value of options

The Company accounts for the time value of options in accordance with IFRS 9, which requires all derivative financial instruments to be initially recognized at fair value. Subsequent measurement for options purchased and designated as CFH requires that the option’s changes in fair value be segregated into its intrinsic value (which will be considered the hedging instrument’s effective portion in OCI) and its correspondent changes in extrinsic value (time value and volatility). The extrinsic value changes will be considered as a cost of hedging (recognized in OCI in a separate component of equity) and accounted for in earnings when the hedged items also are recognized in earnings.

u) Financial instruments – Disclosures

IFRS 7 “Financial Instruments – Disclosures” requires a three-level hierarchy for fair value measurement disclosures and requires entities to provide additional disclosures about the relative reliability of fair value measurements (Notes 4 and 5).

v) Treasury shares

The Company’s equity instruments that are reacquired (treasury shares), are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issuance or cancellation of treasury shares. Any difference between the carrying amount and the consideration received, if reissued, is recognized in additional paid in capital. Share-based payment options exercised during the reporting period were settled with treasury shares (Note 18).

w) Operating segments

Management of Controladora monitors the Company as a single business unit that provides air transportation and related services; accordingly, it has only one operating segment.

The Company has two geographic areas identified as domestic (Mexico) and international (United States of America, Central America and South America) (Note 26).

x) Current versus non-current classification

The Company presents assets and liabilities in the consolidated statements of financial position based on current/non-current classification. An asset is current when it is: (i) expected to be realized or intended to be sold or consumed in normal operating cycle, (ii) expected to be realized within twelve months after the reporting period, or (iii) cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period. All other assets are classified as non-current.

A liability is current when: (i) it is expected to be settled in normal operating cycle, (ii) it is due to be settled within twelve months after the reporting period, or (iii) there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period. The Company classifies all other liabilities as non-current. Deferred tax assets and liabilities are classified as non-current assets and liabilities.

y) Impact of new International Financial Reporting Standards

New and amended standards and interpretations already effective

The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2025 and then must be applied retrospectively. The Company has not early adopted any other standard interpretation or amendment that has been issued but is not yet effective.

The nature and the effect of these changes are disclosed below:

Lack of exchangeability- Amendments to IAS 21

In August 2023, the IASB issued amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

The amendments will be effective for annual reporting periods beginning on or after 1 January 2025. Early adoption is permitted but will need to be disclosed. When applying the amendments, an entity cannot restate comparative information.

As of January 1, 2025 and December 31, 2025, these amendments did not have an impact on the consolidated financial statements of the Company since it only enters into transactions in foreign currencies that are exchangeable in the preparation of its consolidated financial statements. Consequently, the Company does not need to prepare any additional disclosures due to the adoption of these amendments.

Standards, amendments issued but not yet effective

Amendments to the Classification and Measurement of Financial Instruments – Amendments to IFRS 9 and IFRS 7

On May 30, 2024, the IASB issued targeted amendments to IFRS 9 “Financial Instruments” and IFRS 7 “Financial Instruments: Disclosures” to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:

a)	clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
b)	clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criteria;
c)	add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and
d)	update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).

The amendments in (b) are most relevant to financial institutions, but the amendments in (a), (c) and (d) are relevant to all entities.

The amendments to IFRS 9 and IFRS 7 will be effective for annual reporting periods beginning on or after 1 January 2026, with early application permitted subject.

The Company is currently assessing the amendments which expects will not have impact in the consolidated financial statements.

Amendments to IFRS 7 and IFRS 9 – Nature-Dependent Electricity Contracts

IFRS 7 and IFRS 9 have been amended to introduce disclosure requirements related to nature-dependent electricity supply contracts that meet specific characteristics.

The amendments are effective for annual periods beginning on or after 1 January 2026, with early application permitted.

The amendment related to the own-use exemption must be applied retrospectively in accordance with IAS 8, using the facts and circumstances existing at the date of initial application. In contrast, the amendments to hedge accounting requirements must be applied prospectively to new hedging relationships designated from that date onwards.

The Company is currently assessing the amendments and expects that they will not have an impact in the consolidated financial statements.

IFRS 18 Presentation and Disclosure in Financial Statements

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, of which the first three are new.

It also requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (PFS) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 “Statement of Cash Flows”, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

IFRS 18, and the amendments to the other standards, is effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.

The Company reports publicly various non-IFRS financial measures to its investors that may meet the definition of a management-defined performance measure (MPM) under IFRS 18. MPMs under IFRS 18 require specific disclosures within a single note to the financial statements. The Company is currently assessing measures that are currently being reported to determine whether they qualify to meet the definition of a MPM in accordance with IFRS 18.

IFRS 19 Subsidiaries without Public Accountability: Disclosures

In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS accounting standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with IFRS accounting standards.

IFRS 19 will become effective for reporting periods beginning on or after 1 January 2027, with early application permitted.

The Company is currently assessing the adoption of this new standard which it expects will not have an impact on the consolidated financial statements.

Annual Improvements to IFRS Standards – Volume 11 – Amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 7 Financial Instruments: Disclosures and its Implementation Guidance, IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Statements, and IAS 7 Statement of Cash Flows

These amendments affect the following standards: IFRS 1 First-time Adoption of International Financial Reporting Standards, IFRS 7 Financial Instruments: Disclosures (including its Implementation Guidance), IFRS 9 Financial Instruments, IFRS 10 Consolidated Financial Statements, and IAS 7 Statement of Cash Flows.

The modifications aim to improve clarity, consistency, and applicability of the standards without introducing significant changes to the underlying accounting principles.

The Company is currently assessing the improvements and expects that they will not have an impact in the consolidated financial statements.